Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swaps Designated as Fair Value Hedges (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	$ 174,524	$ 251,207
Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional	8,900	21,200
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	8,937	21,172
Fair Value	$ (765)	$ (1,632)